Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 1,286,274	$ 951,936
Change in unbilled services (unbilled revenue)	$ 334,338
Percentage change in unbilled services (unbilled revenue)	35.10%
Unearned revenue (payments on account)	$ (1,614,758)	(1,654,507)
Change in unearned revenue (payments on account)	$ 39,749
Percentage change in unearned revenue (payments on account)	(2.40%)
Net balance	$ (328,484)	$ (702,571)
Change in net balance	$ 374,087
Percentage change in net balance	(53.20%)